Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 95.06%
Communication Services — 8.53%
Activision Blizzard	2,541	$ 169,053
Alphabet Class A †	588	1,703,459
Alphabet Class C †	151	436,932
AT&T	3,116	76,654
Cable One	267	470,841
Charter Communications Class A †	182	118,659
Electronic Arts	2,758	363,780
Match Group †	2,121	280,502
Meta Platforms Class A †	2,893	973,061
Pinterest Class A †	1,804	65,575
Roku †	1,087	248,053
Snap Class A †	2,937	138,127
Spotify Technology †	1,360	318,281
T-Mobile US †	2,286	265,130
Twitter †	2,409	104,117
Verizon Communications	1,583	82,253
Walt Disney †	1,170	181,221
ZoomInfo Technologies Class A †	2,110	135,462
		6,131,160
Consumer Discretionary — 13.58%
Airbnb Class A †	3,535	588,542
Alibaba Group Holding ADR †	585	69,492
Amazon.com †	369	1,230,372
Arrival †	6,418	47,622
Booking Holdings †	96	230,326
CarMax †	1,834	238,842
Chewy Class A †	1,814	106,972
Choice Hotels International	1,557	242,876
Compass Group †	14,220	317,776
Denny's †	9,264	148,224
Dollar General	459	108,246
Dollar Tree †	1,976	277,668
DraftKings Class A †	4,900	134,603
Etsy †	622	136,181
Five Below †	1,091	225,717
Garmin	1,644	223,863
General Motors †	1,986	116,439
Genuine Parts	851	119,310
Las Vegas Sands †	4,746	178,639
Lennar Class A	1,453	168,780
Lululemon Athletica †	467	182,807
McDonald's	2,658	712,530
MercadoLibre †	79	106,524
NIKE Class B	3,927	654,513
NVR †	94	555,434
Penn National Gaming †	2,928	151,817
Ross Stores	2,292	261,930
Six Flags Entertainment †	6,145	261,654
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Steven Madden	3,460	$ 160,786
Tesla †	504	532,617
Thor Industries	1,396	144,863
TJX	11,051	838,992
Ulta Beauty †	703	289,875
		9,764,832
Consumer Staples — 6.70%
Clorox	95	16,564
Coca-Cola	9,228	546,390
Colgate-Palmolive	9,258	790,078
Constellation Brands Class A	663	166,393
Costco Wholesale	238	135,113
Diageo	6,912	377,598
General Mills	1,173	79,037
Hormel Foods	1,844	90,006
Kellogg	1,369	88,191
Keurig Dr Pepper	7,146	263,401
PepsiCo	4,238	736,183
Philip Morris International	3,201	304,095
Procter & Gamble	4,629	757,212
Sysco	801	62,918
Tyson Foods Class A	1,668	145,383
US Foods Holding †	4,897	170,562
Walmart	599	86,669
		4,815,793
Energy — 1.35%
Baker Hughes	3,749	90,201
Canadian Natural Resources	5,441	229,882
ConocoPhillips	1,049	75,717
Diamondback Energy	2,182	235,329
Halliburton	2,916	66,689
Schlumberger	4,031	120,728
SolarEdge Technologies †	536	150,386
		968,932
Financials — 12.44%
AerCap Holdings †	2,946	192,727
Alleghany †	312	208,288
American Express	3,248	531,373
Arthur J Gallagher & Co.	738	125,216
Assurant	996	155,237
Athene Holding Class A †	1,815	151,244
Bank of America	7,916	352,183
Berkshire Hathaway Class B †	1,085	324,415
Brown & Brown	1,614	113,432
Cadence Bank	4,519	134,621
Charles Schwab	8,082	679,696
Chubb	5,248	1,014,491
Credit Acceptance †	458	314,957
Equitable Holdings	3,492	114,503
NQ-QQV [12/21] 2/22 (2025797)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Citizens BancShares Class A	137	$ 113,688
First Republic Bank	777	160,458
Hanover Insurance Group	1,284	168,281
Intercontinental Exchange	818	111,878
Kemper	1,998	117,462
M&T Bank	3,239	497,446
Markel †	239	294,926
Marsh & McLennan	4,741	824,081
MetLife	4,325	270,269
Moody's	259	101,160
Progressive	1,781	182,820
Raymond James Financial	2,191	219,976
Royal Bank of Canada	1,586	168,323
S&P Global	182	85,891
Travelers	803	125,613
Voya Financial	5,383	356,947
Western Alliance Bancorp	1,864	200,660
White Mountains Insurance Group	80	81,112
Willis Towers Watson	401	95,234
Zions Bancorp	5,572	351,928
		8,940,536
Healthcare — 12.42%
Abbott Laboratories	486	68,400
ABIOMED †	868	311,760
Acadia Healthcare †	1,758	106,711
Agilent Technologies	655	104,571
Alnylam Pharmaceuticals †	412	69,867
Apellis Pharmaceuticals †	1,394	65,908
AstraZeneca ADR	2,603	151,625
Baxter International	4,646	398,813
Becton Dickinson and Co.	830	208,728
Biogen †	568	136,275
Boston Scientific †	3,599	152,885
Bristol-Myers Squibb	1,413	88,101
Centene †	2,794	230,226
Cerner	967	89,805
CVS Health	2,113	217,977
Danaher	1,522	500,753
DENTSPLY SIRONA	2,357	131,497
Dexcom †	287	154,105
Elanco Animal Health †	2,021	57,356
Eli Lilly & Co.	827	228,434
Encompass Health	5,347	348,945
Exact Sciences †	3,074	239,249
GoodRx Holdings Class A †	2,776	90,720
Humana	393	182,297
Illumina †	560	213,046
Insulet †	379	100,841
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Integra LifeSciences Holdings †	2,594	$ 173,772
Johnson & Johnson	4,823	825,071
Kodiak Sciences †	685	58,074
Medtronic	5,294	547,664
Merck & Co.	1,107	84,840
Molina Healthcare †	603	191,802
Oak Street Health †	2,316	76,752
Organon & Co.	2,411	73,415
Pfizer	2,343	138,354
PTC Therapeutics †	1,727	68,786
Regeneron Pharmaceuticals †	328	207,139
Sanofi	1,130	113,959
Seagen †	1,898	293,431
STERIS	43	10,467
Stryker	765	204,576
Teleflex	325	106,756
Thermo Fisher Scientific	185	123,439
Ultragenyx Pharmaceutical †	777	65,338
UnitedHealth Group	1,503	754,716
Veeva Systems Class A †	351	89,673
Vertex Pharmaceuticals †	324	71,150
		8,928,069
Industrials — 10.70%
Airbus †	830	106,175
AMERCO	258	187,367
Canadian National Railway	1,734	212,996
Carlisle	426	105,699
Cintas	721	319,526
Clean Harbors †	1,697	169,310
Colfax †	2,939	135,106
Copart †	3,517	533,247
CoStar Group †	780	61,643
CRH	1,543	81,453
Expeditors International of Washington	2,483	333,442
Fastenal	3,635	232,858
Fortive	1,721	131,295
Honeywell International	640	133,446
IDEX	1,067	252,153
IHS Markit	735	97,696
II-VI †	2,315	158,184
Ingersoll Rand	1,909	118,110
JB Hunt Transport Services	739	151,052
JELD-WEN Holding †	4,697	123,813
Johnson Controls International	2,882	234,335
Kennametal	3,206	115,127
Lennox International	709	229,971
Lockheed Martin	1,336	474,828

2    NQ-QQV [12/21] 2/22 (2025797)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Middleby †	1,680	$ 330,557
Northrop Grumman	1,668	645,633
PACCAR	2,196	193,819
Raytheon Technologies	3,280	282,277
Rollins	2,298	78,615
Spirit AeroSystems Holdings Class A	3,586	154,521
Uber Technologies †	3,367	141,178
Union Pacific	2,170	546,688
Waste Connections	828	112,832
Westinghouse Air Brake Technologies	5,525	508,908
		7,693,860
Information Technology — 21.34%
Accenture Class A	1,182	489,998
Advanced Micro Devices †	3,363	483,936
Amphenol Class A	1,111	97,168
ANSYS †	221	88,648
Apple	8,193	1,454,831
Arista Networks †	2,881	414,144
Automatic Data Processing	526	129,701
Black Knight †	1,763	146,135
Block Class A †	1,326	214,162
Broadcom	295	196,296
CDW	738	151,128
Cisco Systems	4,766	302,021
Cognizant Technology Solutions Class A	3,190	283,017
Constellation Software	218	404,469
Dynatrace †	1,680	101,388
EPAM Systems †	144	96,257
F5 †	1,739	425,551
Fair Isaac †	501	217,269
Fidelity National Information Services	1,890	206,293
First Solar †	1,455	126,818
Five9 †	816	112,053
Fleetcor Technologies †	723	161,836
Flex †	8,989	164,768
Genpact	5,324	282,598
GoDaddy Class A †	2,154	182,788
Guidewire Software †	2,031	230,579
Intel	1,500	77,250
KLA	209	89,893
Leidos Holdings	3,553	315,862
Lumentum Holdings †	3,800	401,926
Marvell Technology	366	32,021
Mastercard Class A	1,491	535,746
Micron Technology	1,947	181,363
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Microsoft	5,614	$ 1,888,100
MKS Instruments	1,749	304,623
MongoDB †	286	151,394
Motorola Solutions	215	58,416
NVIDIA	1,398	411,166
NXP Semiconductors	446	101,590
Oracle	1,385	120,786
Palo Alto Networks †	272	151,439
Paychex	983	134,180
Paycom Software †	628	260,739
PayPal Holdings †	386	72,792
Qorvo †	520	81,323
RingCentral Class A †	1,073	201,027
salesforce.com †	556	141,296
Samsung Electronics GDR	69	103,914
Synaptics †	522	151,124
Topicus.com †	355	32,583
Tower Semiconductor †	3,878	153,879
Tyler Technologies †	199	107,052
UiPath Class A †	4,501	194,128
Universal Display	585	96,543
Visa Class A	3,927	851,020
VMware Class A	1,930	223,648
WEX †	935	131,265
Workday Class A †	1,519	414,960
		15,336,900
Materials — 3.60%
Albemarle	500	116,885
Ball	1,326	127,654
Celanese	1,929	324,188
Ecolab	2,570	602,896
FMC	4,015	441,209
Linde	1,458	505,095
Reliance Steel & Aluminum	1,383	224,350
Sherwin-Williams	700	246,512
		2,588,789
Real Estate — 2.60%
American Tower	1,863	544,928
Americold Realty Trust	4,738	155,359
Equinix	139	117,572
Gaming and Leisure Properties	3,670	178,582
Public Storage	620	232,227
Redfin †	1,833	70,369
Ryman Hospitality Properties †	2,166	199,185
VICI Properties	8,337	251,027
Welltower	1,426	122,308
		1,871,557
Utilities — 1.80%
American Electric Power	68	6,050

NQ-QQV [12/21] 2/22 (2025797)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Avangrid	1,538	$ 76,716
Consolidated Edison	1,997	170,384
Dominion Energy	822	64,576
Duke Energy	1,779	186,617
Exelon	4,008	231,502
Iberdrola	13,451	159,260
Pinnacle West Capital	1,729	122,050
UGI	3,707	170,188
WEC Energy Group	1,069	103,768
		1,291,111
Total Common Stock (cost $56,136,522)		68,331,539

Exchange-Traded Fund — 0.64%
iShares Russell 1000 Growth ETF	1,512	462,052
Total Exchange-Traded Fund (cost $461,007)		462,052
	Number of contracts
Options Purchased — 0.56%
Options on Indices — 0.56%
S&P 500 Index, strike price $4,100, expiration date 3/18/22, notional amount $6,560,000	16	45,840
S&P 500 Index, strike price $4,100, expiration date 6/17/22, notional amount $6,560,000	16	138,400
S&P 500 Index, strike price $4,225, expiration date 1/31/22, notional amount $5,070,000	12	9,180
S&P 500 Index, strike price $4,225, expiration date 2/18/22, notional amount $3,380,000	8	14,120
S&P 500 Index, strike price $4,225, expiration date 9/16/22, notional amount $5,070,000	12	195,120
Total Options Purchased (cost $773,524)		402,660
	Number of shares	Value (US $)
Short-Term Investments — 3.22%
Money Market Mutual Funds — 3.22%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	579,213	$ 579,213
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	579,215	579,215
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	579,215	579,215
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	579,215	579,215
Total Short-Term Investments (cost $2,316,858)		2,316,858
Total Value of Securities Before Options Written—99.48% (cost $59,687,911)		71,513,109
	Number of contracts
Options Written — (0.32%)
Options on Indices — (0.32%)
S&P 500 Index, strike price $3,750, expiration date 3/18/22, notional amount $(6,000,000)	(16)	(23,680)
S&P 500 Index, strike price $3,750, expiration date 6/17/22, notional amount $(6,000,000)	(16)	(83,600)
S&P 500 Index, strike price $3,850, expiration date 9/16/22, notional amount $(4,620,000)	(12)	(124,800)
Total Options Written (premium received $433,086)		$(232,080)

Receivables and Other Assets Net of Liabilities—0.84%		606,597
Net Assets Applicable to 7,448,338 Shares Outstanding—100.00%		$71,887,626
†	Non-income producing security.

4    NQ-QQV [12/21] 2/22 (2025797)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNP	GBP	(954,000)	USD	1,261,035	3/16/22	$(29,822)
MS	CAD	(1,295,000)	USD	1,020,340	3/16/22	(3,250)
Total Foreign Currency Exchange Contracts						$(33,072)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(18)	E-mini S&P 500 Index	$(4,282,650)	$(4,193,579)	3/18/22	$(89,071)	$12,375
(23)	E-mini S&P MidCap 400 Index	(6,526,710)	(6,374,751)	3/18/22	(151,959)	(2,530)
(12)	FTSE 100 Index	(1,189,608)	(1,170,746)	3/18/22	(18,862)	3,913
(4)	MSCI EAFE Index	(464,360)	(457,551)	3/18/22	(6,809)	260
(5)	S&P/TSX 60 Index	(1,012,609)	(995,989)	3/17/22	(16,620)	3,874
Total Futures Contracts			$(13,192,616)		$(283,321)	$17,892
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNP – BNP Paribas
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MS – Morgan Stanley
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar

NQ-QQV [12/21] 2/22 (2025797)    5